Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) - ARS ($)		12 Months Ended
	Nov. 09, 2018	Dec. 31, 2021	Dec. 31, 2020
Disclosure of additional information [line items]
Instruments held in custody		$ 1,803,674,978,000	$ 1,214,072,600,000
Percentage of regulatory capital		2.50%
Percentage of individual computable regulatory capital		1.00%
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of additional information [line items]
Instruments held in custody		$ 344,574,288,000	$ 290,434,542,000
Securities held in custody in units		28,342,213,607	22,081,526,592
Banco De Galicia Y Buenos Aires S.A.U. [member] | Top of range [member]
Disclosure of additional information [line items]
Percentage of equity interest		12.50%
Banco Galicia [member]
Disclosure of additional information [line items]
Legal reserve		20.00%
Percentage of profit shown in income statement		20.00%
Argentine Central Bank [member]
Disclosure of additional information [line items]
Minimum capital requirement		3.50%
Profit loss recorded in equity		$ 31,778,769,000
Percentage of constitution to Legal Reserve		5.00%
Payment of a cash dividend		$ 11,000,000,000
Eventual dividend		$ 8,000,000,000
Percentage of accumulated income		20.00%
Argentine Central Bank [member] | General Manager and the Manager [Member]
Disclosure of additional information [line items]
Fines and penalties	$ 747,500
Argentine Central Bank [member] | One Director [Member]
Disclosure of additional information [line items]
Fines and penalties	172,500
Argentine Central Bank [member] | Two Directors [Member]
Disclosure of additional information [line items]
Fines and penalties	$ 143,750
Grupo Financiero Galicia SA [member]
Disclosure of additional information [line items]
Percentage of net income transferred		5.00%
Legal reserve		20.00%
Tarjeta Naranja S.A. [member]
Disclosure of additional information [line items]
Minimum capital requirement		50.00%
Shareholders equity limit		$ 300,000,000
Dividend rate		25.00%
Escrow Agent [member]
Disclosure of additional information [line items]
Required shareholders equity amount		$ 92,635,000
Minimum required shareholders offsetting entry		46,317,000
Galicia administradora de fondos S.A. [member]
Disclosure of additional information [line items]
Minimum equity requirement act as agent		102,386,000
Minimum required shareholders offsetting entry		51,193,000
Galicia administradora de fondos S.A. [member] | Fima Premium Class C Shares [Member]
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry		$ 52,591,000
Minimum offsetting entry shares		5,500,000
Galicia Securities S.A. [member]
Disclosure of additional information [line items]
Minimum equity requirement act as agent		$ 2,500,000
Required shareholders equity amount		670,541,000
Minimum required shareholders offsetting entry		$ 22,932,000
Required shareholders equity shares		470,350,000
Required government securities amount		$ 18,506,000,000
Required bank guarantee amount		6,170,000
Minimum required equity act as agent off setting entry		1,250,000
INVIU S.A.U. [Member]
Disclosure of additional information [line items]
Minimum equity requirement act as agent		2,500,000
Required shareholders equity amount		500,255,000
Minimum required shareholders offsetting entry		$ 22,932,000
Required shareholders equity shares		470,350,000
Minimum required equity act as agent off setting entry		$ 1,250,000
Offsetting entry		24,605,000
Alync And AN Integral [member]
Disclosure of additional information [line items]
Required shareholders equity amount		45,864,000
Minimum required shareholders offsetting entry		22,932,000
Treasury Bills		$ 86,400,000